FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The following table summarizes the fair value of financial instruments at December 31, 2024 and December 31, 2023:

Fair Value of Financial Instruments	December 31, 2024				December 31, 2023
In millions	Cost	Gain	Loss	Fair Value	Cost	Gain	Loss	Fair Value
Cash equivalents	$314	$—	$—	$314	$408	$—	$—	$408
Restricted cash equivalents [1]	$42	$—	$—	$42	$411	$—	$—	$411
Total cash and restricted cash equivalents	$356	$—	$—	$356	$819	$—	$—	$819
Long-term debt including debt due within one year [2]	$(7,171)	$14	$(57)	$(7,214)	$(7,859)	$70	$(206)	$(7,995)
Derivatives relating to:
Net investment hedge [3]	—	137	—	137	—	96	—	96
Foreign currency [4,5]	—	8	(8)	—	—	26	(23)	3
Interest rate swap agreements [6]	—	—	(206)	(206)	—	—	(59)	(59)
Total derivatives	$—	$145	$(214)	$(69)	$—	$122	$(82)	$40
1.Refer to Note 7 and Note 16 for more information on Restricted cash equivalents.
2.At December 31, 2024 the balance included unamortized basis adjustment of $48 million related to the 2022 Swaps, discussed below. At December 31, 2023, the balance included a fair value hedging revaluation related to the 2022 Swaps of $59 million, discussed below. Fair value of long-term debt including debt due within one year is based on quoted market prices for the same or similar issues, or on current rates offered to the company for debt of the same remaining maturities and terms and represents a Level 2 fair value measurement.
3.Classified as "Deferred charges and other assets" in the Consolidated Balance Sheets.
4.Classified as "Prepaid and other current assets" and "Accrued and other current liabilities" in the Consolidated Balance Sheets.
5.Presented net of cash collateral where master netting arrangements allow.
6.The loss on the 2022 and 2024 Swaps are classified as "Other noncurrent obligations" and "Accrued and other current liabilities", respectively, in the Consolidated Balance Sheets.

Derivative Instruments
Objectives and Strategies for Holding Derivative Instruments
In the ordinary course of business, the Company enters into contractual arrangements (derivatives) to reduce its exposure to foreign currency, interest rate and commodity price risks. The Company has established a variety of derivative programs to be utilized for financial risk management. These programs reflect varying levels of exposure coverage and time horizons based on an assessment of risk.

Derivative programs have procedures and controls and are approved by the Corporate Financial Risk Management Committee, consistent with the Company's financial risk management policies and guidelines. Derivative instruments used are forwards, options, futures and swaps.

The Company's financial risk management procedures also address counterparty credit approval, limits and routine exposure monitoring and reporting. The counterparties to these contractual arrangements are major financial institutions and major commodity exchanges. The Company is exposed to credit loss in the event of nonperformance by these counterparties. The Company utilizes collateral support annex agreements with certain counterparties to limit its exposure to credit losses. The Company anticipates performance by counterparties to these contracts and therefore no material loss is expected. Market and counterparty credit risks associated with these instruments are regularly reported to management.

The notional amounts of the Company's derivative instruments were as follows:

Notional Amounts	December 31, 2024	December 31, 2023
In millions
Derivatives designated as hedging instruments:
Net investment hedge	$1,000	$1,000
Interest rate swap agreements	$—	$1,000
Derivatives not designated as hedging instruments:
Foreign currency contracts [1]	$(1,176)	$(907)
Interest rate swap agreements [2]	$4,150	$—
1.Presented net of contracts bought and sold.
2.Includes notional amounts related to the 2022 Swaps and 2024 Swaps, described further below.
Derivatives Designated in Hedging Relationships
Net Foreign Investment Hedge
In the second quarter of 2021, the Company entered into a fixed-for-fixed cross currency swaps with an aggregate notional amount totaling $1 billion to hedge the variability of exchange rate impacts between the U.S. Dollar and Euro. Under the terms of the cross-currency swap agreement, the Company notionally exchanged $1 billion at an interest rate of 4.73 percent for €819 million at a weighted average interest rate of 3.26 percent. The cross-currency swap is designated as a net investment hedge and expires on November 15, 2028.

The Company has made an accounting policy election to account for the net investment hedge using the spot method. The Company has also elected to amortize the excluded components in interest expense in the related quarterly accounting period that such interest is accrued. The cross-currency swap is marked to market at each reporting date and any unrealized gains or losses are included in unrealized currency translation adjustments within AOCL, net of amounts associated with excluded components which are recognized in interest expense in the Consolidated Statements of Operations.

Derivatives not Designated in Hedging Relationships
Foreign Currency Contracts
The Company routinely uses forward exchange contracts to reduce its net exposure, by currency, related to foreign currency-denominated monetary assets and liabilities of its operations so that exchange gains and losses resulting from exchange rate changes are minimized. The netting of such exposures precludes the use of hedge accounting; however, the required revaluation of the forward contracts and the associated foreign currency-denominated monetary assets and liabilities intends to achieve a minimal earnings impact, after taxes. The Company also uses foreign currency exchange contracts to offset a portion of the Company's exposure to certain foreign currency-denominated revenues so that gains and losses on the contracts offset changes in the USD value of the related foreign currency-denominated revenues.

Foreign currency derivatives not designated as hedges are used to offset foreign exchange gains or losses resulting from the underlying exposures of foreign currency-denominated assets and liabilities. The amount charged on a pretax basis related to foreign currency derivatives not designated as a hedge, which was included in “Sundry income (expense) - net” in the Consolidated Statements of Operations, was a loss of $32 million for the year ended December 31, 2024 ($64 million loss for the year ended December 31, 2023 and $32 million loss for the year ended December 31, 2022).

Interest Rate Swap Agreements
In the second quarter of 2022, the Company entered into fixed-to-floating interest rate swap agreements ("2022 Swaps") with an aggregate notional principal amount totaling $1 billion to hedge changes in the fair value of the Company’s long-term debt due to interest rate change movements. These swaps converted $1 billion of the Company’s $1.65 billion principal amount of fixed rate notes due 2038 into floating rate debt for the portion of their terms through 2032 with an interest rate based on the Secured Overnight Financing Rate ("SOFR"). Under the terms of the agreements, the Company agrees to exchange, at specified intervals, fixed for floating interest amounts based on the agreed upon notional principal amount. The 2022 Swaps expire on November 15, 2032 and are carried at fair value.

Since inception of the 2022 Swaps, fair value hedge accounting has been applied and thus, changes in the fair value of the 2022 Swaps and changes in the fair value of the related hedged portion of long-term debt were presented and net to zero in "Sundry income (expense) – net" in the Consolidated Statements of Operations. On June 5, 2024, DuPont issued a notice of redemption to the bond trustee with respect to a partial redemption of $650 million aggregate principal amount of its 2038 Notes in accordance with their terms. The redemption was effective on June 15, 2024. As a result of the announced redemption, the Company dedesignated the current hedging relationship. At the time of dedesignation, the total amount recorded as a cumulative fair value basis adjustment on the 2038 Notes was a loss of $81 million of which $32 million was recognized as a component of the loss from partial extinguishment of debt. The remaining basis adjustment is amortized to interest expense over the remaining term of the 2038 Notes. The basis adjustment amortization for the year December 31, 2024 was $1 million. Refer to Note 15 for additional details on the partial redemption of the 2038 Notes.

In June 2024, the Company entered into two forward-starting fixed-to-floating interest rate swap agreements (“2024 Swaps”) to hedge the changes in the fair value of the Company’s long-term debt due to interest rate change movements. One swap converted $2.15 billion principal amount of the fixed rate notes due 2048 into floating rate debt for the portion of their terms from 2025 through 2048 with an interest rate based on SOFR. The other swap converted $1 billion principal amount of the fixed rate notes due 2038 into floating rate debt for the portion of their terms from 2032 through 2038 with an interest rate also based on SOFR. The 2024 Swaps have a mandatory early termination date of December 15, 2025 and are carried at fair value. At December 31, 2024, the mark-to-market value of the 2024 Swaps is $116 million, and final settlement will depend on movements in interest rates. Fair value hedge accounting has not been applied.
The 2022 Swaps and 2024 Swaps are considered economic hedges of the Company’s fixed rate debt. As such, changes in the fair value and gain or loss from net interest settlement of the 2022 Swaps after the date of dedesignation and changes in the fair value of the 2024 Swaps since inception have been recorded in “Sundry income (expense) – net” in the Consolidated Statements of Operations. The amount charged related to interest rate swaps not designated as hedges was a loss of $138 million and zero for the years December 31, 2024 and 2023, respectively.